OWNERSHIP IN SUBSIDIARIES AND JOINT VENTURES (Details) oz in Millions, lb in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2022	Dec. 31, 2015 USD ($) lb	Dec. 31, 2014 USD ($)	Dec. 31, 1994 oz lb
Summary of investment holdings [Line Items]
Retained earnings (accumulated deficit) of subsidiary			$ (12,387)	$ 128
Morenci [Member]
Summary of investment holdings [Line Items]
Percentage of undivided interest owned by company			85.00%
Other North America Mines [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			100.00%
Cerro Verde [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			53.56%
El Abra [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			51.00%
Tenke [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			56.00%
Freeport-McMoRan Corporation [Member]
Summary of investment holdings [Line Items]
Net assets (liabilities) in subsidiary			$ 18,900
Retained earnings (accumulated deficit) of subsidiary			(10,400)
Loans outstanding			$ 0
Number of pounds of copper purchased from Sumitomo (in pounds) | lb			98
Dollar value of pounds purchased from Sumitomo			$ 244
Net receivable from Sumitomo			$ 10	11
PT Freeport Indonesia [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			81.28%
Net assets (liabilities) in subsidiary			$ 5,600
Retained earnings (accumulated deficit) of subsidiary			5,400
Loans outstanding			$ 310
Percent interest in certain assets and future production per terms of the joint venture agreement			60.00%
Percentage of cash flows from specified annual amounts of copper, gold and silver calculated by reference to proven and probable reserves as of 12/31/1994 (in hundredths)			100.00%
Percentage of remaining cash flows			60.00%
Percentage of optional participation of any other future exploration costs shared by joint venture			60.00%
PT Indocopper Investama [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			100.00%
Company's indirect ownership percentage of a subsidiary through another wholly owned subsidiary			9.36%
Atlantic Copper [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			100.00%
Net assets (liabilities) in subsidiary			$ (79)
Retained earnings (accumulated deficit) of subsidiary			(489)
Loans outstanding			$ 248
Freeport-McMoRan Oil & Gas [Member]
Summary of investment holdings [Line Items]
Company's direct ownership percentage			100.00%
Net assets (liabilities) in subsidiary			$ (7,400)
Retained earnings (accumulated deficit) of subsidiary			19,000
Loans outstanding			$ 6,600
Rio Tinto Share In Joint Venture [Member]
Summary of investment holdings [Line Items]
Percentage interest in joint venture contract of work by third party			40.00%
Optional Participation Of Future Exploration Costs Shared By Joint Venture Percentage			40.00%
Percent interest in certain assets and future production per terms of the joint venture agreement			40.00%
Percentage of optional participation of any other future exploration costs shared by joint venture			40.00%
Rio Tinto's share of joint venture cash flows			$ 10	$ 29
Sumitomo's Share in Joint Venture [Member]
Summary of investment holdings [Line Items]
Percentage of undivided interest owned by third party			15.00%
Copper [Member] | PT Freeport Indonesia [Member]
Summary of investment holdings [Line Items]
Estimated Recoverable Proven And Probable Reserves (in pounds) | lb					27,100
Gold [Member] | PT Freeport Indonesia [Member]
Summary of investment holdings [Line Items]
Estimated Recoverable Proven And Probable Reserves (in pounds) | oz					38.4
Silver (ounces) [Member] | PT Freeport Indonesia [Member]
Summary of investment holdings [Line Items]
Estimated Recoverable Proven And Probable Reserves (in pounds) | oz					75.8
Subsequent Event [Member] | Morenci [Member]
Summary of investment holdings [Line Items]
Percentage of undivided interest owned by company	72.00%
Change in Ownership, Percentage	13.00%
Subsequent Event [Member] | Rio Tinto Share In Joint Venture [Member]
Summary of investment holdings [Line Items]
Percent interest in certain assets and future production per terms of the joint venture agreement		40.00%
Subsequent Event [Member] | Sumitomo's Share in Joint Venture [Member]
Summary of investment holdings [Line Items]
Percentage of undivided interest owned by third party	15.00%